Document And Entity Information	12 Months Ended
Mar. 31, 2018 USD ($) shares
Document Information [Line Items]
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND III L P
Entity Central Index Key	0000879555
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float | $	$ 0
Entity Common Stock, Shares Outstanding | shares	0